Filed with the U.S. Securities and Exchange Commission on March 8, 2019
1933 Act Registration File No. 333-212228
1940 Act File No. 811-21940
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
(Check appropriate box or boxes.)

EIP INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Energy Income Partners, LLC
10 Wright Street, Westport, Connecticut 06880
(Address of Principal Executive Offices)
(203) 349-8232
(Registrant’s Telephone Number)

Nandita Hogan
c/o Energy Income Partners, LLC
10 Wright Street, Westport, Connecticut 06880
(Name and Address of Agent for Service)

Copy to:
Dee Anne Sjögren, Esq.
Bryan Cave Leighton Paisner LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102-2750

It is proposed that this filing will become effective
☒	immediately upon filing pursuant to paragraph (b)
☐	On _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 7 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Westport and State of Connecticut, on the 8th day of March, 2019.

EIP Investment Trust

By: /s/ James J. Murchie
James J. Murchie
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of EIP Investment Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

/s/ James J. Murchie	Trustee and President (Principal Executive Officer)
James J. Murchie

/s/ Bruno T. Dos Santos **	Treasurer and Principal Financial and Accounting Officer
Bruno T. Dos Santos

/s/ Arnold M. Reichman*	Trustee
Arnold M. Reichman

/s/ Salvatore Faia*	Trustee
Salvatore Faia

By: /s/ James J. Murchie, as Attorney-in-Fact
March 8, 2019

* Signed pursuant to a power of attorney filed in Registrant’s Registration Statement filed on June 24, 2016.
** Signed pursuant to a power of attorney filed in Registrant’s Registration Statement filed on February 28, 2019.

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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